Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Significant Accounting Policies (Details) [Line Items]
Warrants excluded from calculation of diluted net income (loss) per share (in Shares)	956,356	877,195	802,159
Accrued interest	$ 144	$ 359
Net of allowances for doubtful accounts	5	5
Total inventory write-offs during period		14
Effect on decrease in net loss	$ 141
Effect on decrease in net loss per share (in Dollars per share)	$ 0.01
Percentage of marketing expenses				50.00%
Severance expenses	$ 922	$ 1,195	$ 1,150
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Annual Interest rate	0.56%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Annual Interest rate	1.60%